Net Loss Per Share - Computation of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (9,002,000)	$ (9,438,000)	$ (25,782,000)	$ (29,470,000)	$ (39,661,000)	$ (50,332,000)
Deemed dividends	0	(305,000)	0	(2,724,000)	(2,724,000)	(1,941,000)
Net loss attributable to common stockholder	$ (9,002,000)	$ (9,743,000)	$ (25,782,000)	$ (32,194,000)	$ (42,385,000)	$ (52,273,000)
Denominator:
Weighted average shares outstanding - basic	12,464,236	374,270	4,495,701	367,888	372,426	347,249
Weighted average shares outstanding - diluted	12,464,236	374,270	4,495,701	367,888	372,426	347,249
Effect of dilutive shares	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Basic loss per share	$ (0.72)	$ (26.03)	$ (5.73)	$ (87.51)	$ (113.81)	$ (150.53)
Diluted loss per share	$ (0.72)	$ (26.03)	$ (5.73)	$ (87.51)	$ (113.81)	$ (150.53)